Reserves (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Reserves

	Note	December 31	December 31
(in thousands)		2020	2019

Reserves
Share purchase warrants	19.1	$83,077	$83,077
Share purchase options	19.2	21,855	24,010
Restricted share units	19.3	6,815	6,405
Long-term investment revaluation reserve, net of tax	19.4	15,135	47,209

Total reserves		$126,882	$160,701

Summary of Share Purchase Warrants
The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options
The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31

	2020	2019

Black-Scholes weighted average assumptions
Grant date share price and exercise price	Cdn$33.47	Cdn$32.88
Expected dividend yield	1.78%	1.49%
Expected volatility	30%	31%
Risk-free interest rate	0.52%	1.60%
Expected option life, in years	2.5	2.5
Weighted average fair value per option granted	Cdn$5.57	Cdn$6.10
Number of options issued during the period	451,110	583,500
Total fair value of options issued (000’s)	$1,807	$2,652

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at December 31, 2020:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$22.82¹	8,000	-	8,000	0.3 years
$23.26	250,000	-	250,000	0.3 years
$25.99¹	14,880	-	14,880	2.3 years
$26.24	318,755	-	318,755	2.3 years
$26.27¹	12,400	-	12,400	1.3 years
$27.03	1,115	1,115	2,230	3.4 years
$27.51	205,150	-	205,150	1.3 years
$30.66¹	-	76,800	76,800	4.2 years
$30.82	1,492	2,985	4,477	3.5 years
$31.26¹	26,640	47,740	74,380	3.3 years
$32.93	215,035	232,820	447,855	3.3 years
$33.47	-	371,890	371,890	4.2 years

	1,053,467	733,350	1,786,817	2.6 years

1) US$ share purchase options converted to Cdn$ using the exchange rate of 1.2732, being the Cdn$/US$ exchange rate at December 31, 2020.

Disclosure of Share Purchase Options Reserve
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2019 to December 31, 2020 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2019	3,883,350	Cdn$25.71

Granted (fair value - $3 million or Cdn$6.10 per option)	583,500	32.88

Exercised	(2,039,735)	25.79

Forfeited	(15,475)	31.04

Expired	(17,150)	30.69

At December 31, 2019	2,394,490	Cdn$27.08

Granted (fair value - $2 million or Cdn$5.57 per option)	451,110	33.47

Exercised	(1,056,363)	25.70

Forfeited	(2,420)	32.01

At December 31, 2020	1,786,817	Cdn$29.54
As it relates to share purchase options, during the year ended December 31, 2020, the weighted average share price at the time of exercise was Cdn$54.13 per share, as compared to Cdn$34.83 per share during the comparable period in 2019.

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2019 to December 31, 2020 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2019	370,133	$20.36

Granted (fair value - $3 million)	132,620	24.51

Released	(133,670)	20.82

Forfeited	(2,760)	23.19

At December 31, 2019	366,323	$21.67

Granted (fair value - $3 million)	132,960	24.26

Released	(128,405)	22.25

Forfeited	(620)	24.11

At December 31, 2020	370,258	$22.40

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2019 to December 31, 2020 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2019		$(112,156)	$-	$(112,156)

Unrealized gain (loss) on LTIs 1		161,936	(9,623)	152,313

Reallocate reserve to retained earnings upon disposal of LTIs 1		7,282	(230)	7,052

At December 31, 2019		$57,062	$(9,853)	$47,209

Unrealized gain (loss) on LTIs 1		25,856	(1,866)	23,990

Reallocate reserve to retained earnings upon disposal of LTIs 1	15	(60,815)	4,751	(56,064)

At December 31, 2020		$22,103	$(6,968)	$15,135